Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2013
Registrant Name	DWS VARIABLE SERIES II
Central Index Key	0000810573
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	May 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS VARIABLE SERIES II
DWS Alternative Asset Allocation VIP

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” heading in the summary section of the fund’s prospectuses.

Main Investments. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates),  or directly in the securities and derivative instruments in which such DWS funds could invest. The fund may also invest in unaffiliated ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated ETFs are collectively referred to as ”underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time.

The following information replaces similar disclosure contained under the “MAIN RISKS” heading in the summary section of the fund’s prospectuses.

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	dwsvs_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS VARIABLE SERIES II
DWS Alternative Asset Allocation VIP

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” heading in the summary section of the fund’s prospectuses.

Main Investments. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates),  or directly in the securities and derivative instruments in which such DWS funds could invest. The fund may also invest in unaffiliated ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated ETFs are collectively referred to as ”underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time.

The following information replaces similar disclosure contained under the “MAIN RISKS” heading in the summary section of the fund’s prospectuses.

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

DWS Alternative Asset Allocation VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dwsvs_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS VARIABLE SERIES II
DWS Alternative Asset Allocation VIP

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” heading in the summary section of the fund’s prospectuses.

Main Investments. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates),  or directly in the securities and derivative instruments in which such DWS funds could invest. The fund may also invest in unaffiliated ETFs to gain a desired economic exposure to a particular asset category that is not available through a DWS fund (DWS funds and unaffiliated ETFs are collectively referred to as ”underlying funds”). The fund’s allocations among direct investments and other DWS funds may vary over time.

The following information replaces similar disclosure contained under the “MAIN RISKS” heading in the summary section of the fund’s prospectuses.

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013